Annual Fund Operating Expenses - FT Cboe Vest US Equity Buffer ETF - November - FT Cboe Vest US Equity Buffer ETF - November	Nov. 22, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%